AVAILABLE-FOR-SALE SECURITIES (Details Textual) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Unrealized loss on available-for-sale securities, net	$ 16,495,823	$ 2,850,768	$ 3,008,004	$ 2,433,997	$ (9,939,532)
Available-for-sale Securities, Gross Unrealized Gain, Total				$ 2,433,997